Basis of Presentation and General Information (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Apr. 05, 2016	Feb. 13, 2015
$462 million Senior Secured Credit Facility
Original Amount	$ 462,000			$ 475,000
VIE Supportive to the drilling operation
VIE, total assets	19,520	$ 23,227
VIE, total liabillities	90,566	86,119
VIE, net assets	$ (71,046)	$ (62,892)
DryShips
Ownership percentage			0.00%